Warrants Issuance: Summary of warrants outstanding (Tables)	6 Months Ended
Mar. 31, 2013
Tables/Schedules
Summary of warrants outstanding	The following table represents a summary of warrants outstanding as of March 31, 2013:
Number of Shares	Exercise Price	Expiration Date
1,167,500	$.10	March 5, 2014